FINANCIAL ASSETS AND LIABILITIES - Unobservable Inputs (Details) $ in Thousands	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) $ / d daysPerYear	Dec. 31, 2019 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of operating lease right-of-use asset | $	$ 25,981		$ 54,853
Fair value of finance lease right-of-use asset | $	$ 121,015		$ 193,987
Level 3 | Nonrecurring | Minimum | Forward freight market rates adjusted for scrubber earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		8,554
Level 3 | Nonrecurring | Minimum | Implied charter rates adjusted for scrubber earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		12,715
Level 3 | Nonrecurring | Minimum | Ship operating expenses per day, including drydocking costs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		5,328
Level 3 | Nonrecurring | Minimum | Offhire
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | daysPerYear		1
Level 3 | Nonrecurring | Maximum | Forward freight market rates adjusted for scrubber earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		15,419
Level 3 | Nonrecurring | Maximum | Implied charter rates adjusted for scrubber earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		15,584
Level 3 | Nonrecurring | Maximum | Ship operating expenses per day, including drydocking costs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		7,754
Level 3 | Nonrecurring | Maximum | Offhire
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | daysPerYear		38
Level 3 | Nonrecurring | Weighted average | Forward freight market rates adjusted for scrubber earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		15,044
Level 3 | Nonrecurring | Weighted average | Implied charter rates adjusted for scrubber earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		13,857
Level 3 | Nonrecurring | Weighted average | Ship operating expenses per day, including drydocking costs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		6,918
Level 3 | Nonrecurring | Weighted average | Offhire
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | daysPerYear		5.61
Fair Value | Level 3 | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of operating lease right-of-use asset | $		$ 119,300
Fair value of finance lease right-of-use asset | $		$ 25,000